Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of restricted assets [line items]
Restricted assets		$ 40,898,395	$ 39,904,346
Financial assets delivered as guarantee		30,620,278	34,993,147
Cash and Deposits [Member]
Disclosure of restricted assets [line items]
Restricted assets		58	2
Cash and Deposits [Member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	58	2
Debt securities at fair value through profit or loss and other debt securities [member]
Disclosure of restricted assets [line items]
Restricted assets		5,114,724	2,298,044
Debt securities at fair value through profit or loss and other debt securities [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	4,741,056	2,065,517
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets		92,856	94,847
Debt securities at fair value through profit or loss and other debt securities [member] | Federal Government Treasury Bonds And Discount Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets		83,319	86,975
Debt securities at fair value through profit or loss and other debt securities [member] | Federal Government Treasury Bonds And Discount Bonds Two [Member]
Disclosure of restricted assets [line items]
Restricted assets		33,682	35,160
Debt securities at fair value through profit or loss and other debt securities [member] | Federal Government Treasury Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets		14,891	15,545
Debt securities at fair value through profit or loss and other debt securities [member] | Letter Of National Estate In Pesos Adjusted By CER Maturity Seventeenth February Two Thousand And Twenty Three [Member]
Disclosure of restricted assets [line items]
Restricted assets		148,920
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets		2,689,126	2,186,892
Other Financial Assets One [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	120,502	396,548
Other Financial Assets One [member] | Mutual funds [member]
Disclosure of restricted assets [line items]
Restricted assets		145,451	293,643
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets		8,787	9,792
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets		827	1,610
Other Financial Assets One [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	[2]	2,413,559	1,485,299
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		5,100	4,036
Loans and other financing [member] | Fondo De Riesgo Fintech Sgr Risk Funds [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	5,100	4,036
Guarantee one [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		24,824,547	30,242,005
Guarantee two [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		4,043,563	2,567,119
Guarantee four [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		1,752,168	2,184,023
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets		2,469,109	422,225
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets		2,456,151	421,571
Other non-financial assets [member] | Fondo Diego Fintech SGR Other Non Financial Assets [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	$ 12,958	$ 654

[1]	According to Law 24,467, as amended, and Fintech SGR By-Law, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.
[2]	As of December 31, 2022 and 2021, it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.